Document And Entity Information	6 Months Ended
May 31, 2025
Document Information Line Items
Entity Central Index Key	0001916416
Document Type	6-K
Document Fiscal Year Focus	2025
Entity File Number	001-41974
Entity Registrant Name	Intelligent Group Limited
Amendment Flag	false
Document Period End Date	May 31, 2025
Document Fiscal Period Focus	Q2
Current Fiscal Year End Date	--11-30